RIGHT-OF-USE ASSETS AND LEASE LIABILITY - Disclosure of continuity of the cost and accumulated amortization of right-of-use assets (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Right Of Use Assets And Lease Liability [Abstract]
Opening balance	$ 114,648	$ 0
Recognition upon adoption of IFRS 16		152,864
Amortization expense	(35,654)	(38,216)
Cumulative translation adjustment	(6,260)
Closing balance	$ 72,734	$ 114,648